Hennessy Cornerstone Value Fund
Hennessy Cornerstone Value Fund
Investment Objective
The Hennessy Cornerstone Value Fund seeks total return, consisting of capital appreciation and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Cornerstone Value Fund - USD ($)	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Cornerstone Value Fund	Investor Class		Institutional Class
Management Fees	0.74%		0.74%
Distribution and Service (12b-1) Fees	0.15%	[1]	none
Other Expenses	0.36%		0.26%
Shareholder Servicing	0.10%		none
Remaining Other Expenses	0.26%		0.26%
Total Annual Fund Operating Expenses	1.25%		1.00%
[1]	This item has been restated to reflect the implementation of a Distribution (Rule 12b-1) Plan effective as of November 1, 2015, which causes "Total Annual Fund Operating Expenses" to differ from the ratio of expenses to net assets shown in the Fund's most recent annual report.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example - Hennessy Cornerstone Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	127	397	686	1,511
Institutional Class	102	318	552	1,225

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund had a portfolio turnover rate of 46 % of the average value of its portfolio.

Principal Investment Strategy
The Fund invests in larger, dividend-paying companies (companies with market capitalization that exceeds the average of the Database) by utilizing a highly disciplined, quantitative formula known as the Cornerstone Value Strategy® (the “Value Strategy”). The Fund invests in both domestic and foreign companies whose securities are listed on a U.S. national securities exchange and American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers traded in the U.S. The Value Strategy then selects the 50 common stocks with the highest dividend yield as of the date of purchase from the Capital IQ Database that also meet the following criteria:

1)	Market capitalization that exceeds the Database average
2)	Number of shares outstanding that exceeds the Database average
3)	Twelve-month sales that are 50% greater than the Database average
4)	Cash flow that exceeds the Database average

The Fund purchases 50 stocks as dictated by the Value Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Value Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

As of January 31, 2016 , the average market capitalization of the stocks held by the Fund was $ 78.7 billion.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Value Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Value Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium-Sized Companies Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Value Investing Risk:  The value approach to investing involves the risk that value stocks may remain undervalued.  Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time.

Foreign Securities Risk: The Fund may invest in the securities of foreign issuers, including American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers traded in the U.S. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of an index that reflects a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell 1000® Value Index. For additional information on these indices, please see “Descriptions of Indices ” on page 66 of this Prospectus. The Fund is the successor to the Hennessy Cornerstone Value Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Value Fund”). The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Value Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY CORNERSTONE VALUE FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 28.59% for the quarter ended September 30, 2009 and the lowest quarterly return was -22.40% for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2015)
Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.
Average Annual Returns - Hennessy Cornerstone Value Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Investor Return before taxes	(6.37%)	8.96%	5.57%
Institutional Class	Institutional Return before taxes	(6.36%)	9.17%	5.76%
After Taxes on Distributions | Investor Class	Investor Return after taxes on distributions	(6.92%)	8.40%	5.04%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Investor Return before taxes on distributions and sale of Fund shares	(3.14%)	7.14%	4.49%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	(3.83%)	11.27%	6.16%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

We use the Russell 1000® Value Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and return after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is March 3, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of Institutional Class shares.